Segment reporting - Reconciliation of information on reportable segments (Details) - CNY (¥) ¥ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021
Disclosure of operating segments [line items]
Revenue	¥ 2,341,035	¥ 2,229,444	¥ 7,767,943	¥ 6,599,304
Profit / (loss) before taxation	145,590	162,473	615,546	(1,401,479)
Assets	10,899,133		10,899,133		¥ 10,705,030
Liabilities	4,109,701		4,109,701		4,052,876
Finance income	12,744	8,646	39,181	31,690
Finance costs	(8,141)	(6,407)	(25,407)	(20,267)
Depreciation and amortisation	(101,129)	(65,319)	(283,755)	(190,702)
Credit loss on trade and other receivables	(5,671)	(12,123)	(24,762)	(29,510)
Impairment loss on non-current assets	(1,931)		(11,467)
Reportable segments
Disclosure of operating segments [line items]
Profit / (loss) before taxation	132,709	149,001	595,439	185,735
Assets	8,422,835	10,090,973	8,422,835	10,090,973
Liabilities	4,040,654	3,697,203	4,040,654	3,697,203
Finance income	11,698	8,329	36,250	30,779
Finance costs	(8,139)	(6,407)	(25,396)	(20,257)
Depreciation and amortisation	(86,687)	(64,803)	(257,924)	(190,008)
Credit loss on trade and other receivables	(5,635)	(12,098)	(24,700)
Impairment loss on non-current assets	(1,931)		(11,467)
Other segment
Disclosure of operating segments [line items]
Profit / (loss) before taxation	27,298	14,297	55,106	38,898
Assets	198,445	234,016	198,445	234,016
Liabilities	49,241	141,282	49,241	141,282
Finance income	836	317	2,462	911
Finance costs	(2)		(11)	(10)
Depreciation and amortisation	(963)	(516)	(1,242)	(694)
Credit loss on trade and other receivables	(36)	(25)	(62)
Elimination of inter-segment revenue
Disclosure of operating segments [line items]
Revenue	(60,810)	(43,640)	(142,410)	(74,114)
Unallocated amounts
Disclosure of operating segments [line items]
Finance income	210		469
Depreciation and amortisation	(13,479)		(24,589)
Fair value changes of redeemable shares with other preferential rights
Disclosure of operating segments [line items]
Profit / (loss) before taxation				(1,625,287)
Share of loss of an equity-accounted investee, net of tax expense
Disclosure of operating segments [line items]
Profit / (loss) before taxation		(825)	(8,162)	(825)
Expenses relating to construction of headquarter building and depreciation expense of apartments for use as staff quarters
Disclosure of operating segments [line items]
Profit / (loss) before taxation	(14,417)		(26,837)
Interest in an equity-accounted investee
Disclosure of operating segments [line items]
Assets					352,062
Construction of headquarter building
Disclosure of operating segments [line items]
Assets	2,024,039		2,024,039
Liabilities	19,806		19,806
Apartments for use as staff quarters
Disclosure of operating segments [line items]
Assets	253,814		253,814
Segment revenue | Reportable segments
Disclosure of operating segments [line items]
Revenue	2,310,944	2,173,235	7,625,378	6,413,515
Profit / (loss) before taxation	132,709	149,001	595,439	185,735
Assets	8,422,835		8,422,835		10,188,040
Liabilities	4,040,654		4,040,654		3,995,757
Segment revenue | Other segment
Disclosure of operating segments [line items]
Revenue	90,901	99,849	284,975	259,903
Profit / (loss) before taxation	27,298	¥ 14,297	55,106	¥ 38,898
Assets	198,445		198,445		164,928
Liabilities	¥ 49,241		¥ 49,241		¥ 57,119